Share Capital - Summary Of The Number Of Options Outstanding (Detail)	12 Months Ended
	Nov. 30, 2020 shares $ / shares	Nov. 30, 2020 shares $ / shares $ / shares	Nov. 30, 2019 shares $ / shares	Nov. 30, 2019 shares $ / shares $ / shares	Nov. 30, 2020 shares $ / shares	Nov. 30, 2019 shares $ / shares
Disclosure of classes of share capital [line items]
Number of options beginning balance	2,415,784	2,415,784	2,172,705	2,172,705
Number of options, granted			406,400	406,400
Number of options, expired			(88,489)	(88,489)
Number of options, exercised	(60,000)	(60,000)	(74,832)	(74,832)
Number of options ending balance	3,203,693	3,203,693	2,415,784	2,415,784
Weighted average beginning balance | (per share)	$ 2.96	$ 3.94	$ 2.37	$ 3.15
Weighted average, granted | (per share)	2.25	3.06	6.20	8.19
Weighted average, expired | (per share)			4.56	6.07
Weighted average,Forfeited and expired | (per share)	3.47	4.72
Weighted average, exercised | (per share)	2.40	$ 3.38	1.46	$ 1.96
Weighted average options exercisable | (per share)	2.64	$ 2.64	2.02	$ 2.02	$ 3.43	$ 2.69
Weighted average ending balance | (per share)	2.76	$ 3.59	$ 2.96	$ 3.94
Weighted average Options granted and outstanding | (per share)	$ 0	$ 2.35
CAD
Disclosure of classes of share capital [line items]
Number of options, granted	1,077,721	1,077,721	406,400	406,400
Number of options,Forfeited and expired – CAD	(229,812)	(229,812)
Options exercisable outstanding	2,063,672	2,063,672	1,864,727	1,864,727	2,063,672	1,864,727
Weighted average, granted | $ / shares	$ 1,077,721
US
Disclosure of classes of share capital [line items]
Number of options granted and outstanding	12,500	12,500